Income Taxes - Components of Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Country of domicile	$ 0	$ 0	$ 0
Foreign	5,456	2,180	1,230
Reserves	6,033	2,367	1,904
Total current	11,489	4,547	3,134
Deferred
Country of domicile	0	0	0
Foreign	(14,324)	(1,608)	6,112
Reserves	0	869	(5,475)
Total deferred	(14,324)	(739)	637
Total provision (benefit)	$ (2,835)	$ 3,808	$ 3,771